                                                  Branden T. Burningham

                               Attorney at Law

                         455 East 500 South, Suite 205

                           Salt Lake City, Utah 84111

ADMITTED IN UTAH AND CALIFORNIA                 TELEPHONE:  (801) 363-7411

                                                FACSIMILE:  (801) 355-7126

April 17, 2007

Mr. Jeffrey Werbitt

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549-0303

Re: Wizzard Software Corporation, a Colorado corporation (the "Company")

    Amendment No. 1 to Registration Statement on Form SB-2

    Commission File No. 333-139643

Dear Mr. Werbitt:

     Attached hereto is the above-referenced Form, which has been prepared in response to the comment letter of Barbara C. Jacobs, dated January 18, 2007.  The margins of the amended Forms have been marked to indicate the revisions that have been made in response to the comment letter, with the numbers in the margins corresponding to the paragraph numbers of Ms. Jacobs' letter and this letter.

     1.  The selling security holder table includes all shares that are currently issuable upon conversion of the outstanding convertible notes.  However, the Company has agreed to register 150% of that amount for antidilution reasons.  This explains the discrepancy between the number of shares shown in the fee table and on the cover page of the registration statement as compared to the number of shares included in the selling security holder table.

     2.  Due to a data entry error, the Selling Security Holders table of the Company's Form SB-2 contained the wrong number of shares being registered on behalf of Lane Ventures Inc.  This error has been corrected where indicated in the Form SB-2-A1.

     3.  The footnotes to the Selling Security Holder table have been revised to identify the natural persons with investment and voting power over the shares held of record by Alpha Capital AG; Genesis Microcap Inc.; and Whalehaven Capital Fund Ltd.  In addition, new footnotes have been added to this table to identify the natural person with voting and dispositive power over the shares held by Lane Ventures Inc. and Libra Finance, S.A.

     4.  Please see the disclosure under the caption “Selling Security Holders.”  Please also not that all of the documents relating to this funding were filed as exhibits to the Company’s Registration Statement on Form SB-2 that was filed on December 22, 2006.

     5.  Please see the revised disclosure under the captions “Executive

Compensation” and “Transactions with Related Persons, Promoters and Certain Control Persons.”

     6.  The disclosure under the caption “Recent Sales of Unregistered Securities” has been revised in accordance with Ms. Jacobs’ Comment No. 6.

     7.  The required undertakings have been added where indicated under Item 28 of the amended Registration Statement.

     8.  On January 29, 2007, John Busshaus was appointed to serve as the Company's Chief Financial Officer until the next annual meeting of the Board of Directors or his prior resignation or termination.  On the same day, the Company filed a Current Report on Form 8-K with respect to Mr. Busshaus' appointment.  Mr. Busshaus has signed the enclosed amended Registration Statement in that capacity.

     In addition to the foregoing revisions, the Company has updated its financial statements, Management’s Discussion and Analysis disclosure, officer and director information and other date-sensitive disclosure through December 31, 2006.  The number of shares being registered has also been increased by 118,750 shares, to include additional shares underlying convertible notes held by Libra Finance, S.A. that were inadvertently omitted from the original registration statement filing.  The filing fee has also been adjusted accordingly.

     On February 2, 2007, the Company filed with the Commission its amended Quarterly Report on Form 10-QSB-A1 for the quarterly period ended September 30, 2006.  This filing addressed Comment Nos. 9 through 14 of Ms. Jacobs' letter.

     Please contact me with any additional questions or comments.

                                         Sincerely yours,

                                         /s/ Branden T. Burningham

                                         Branden T. Burningham

cc:  Wizzard Software Corporation